OPERATING SEGMENTS - Financial performance by operating segment (Details) - COP ($) $ in Millions		12 Months Ended
	Jul. 06, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING SEGMENTS
Threshold Revenue, bank corporate and government sales force targets and specializes		$ 100,000
Financial performance by operating segment
Total interest and valuation on financial instruments		37,046,159	$ 26,796,947	$ 16,135,745
Interest income on loans and financial leases		35,240,787	24,783,493	15,344,290
Total debt investments				777,612
Derivatives				33,637
Total liquidity operations				(19,794)
Interest expenses		(16,668,295)	(8,442,470)	(4,351,556)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		20,377,864	18,354,477	11,784,189
Total credit impairment charges, net		(7,461,586)	(3,791,697)	(2,420,530)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		12,916,278	14,562,780	9,363,659
Fees and commissions income		7,080,878	6,370,526	5,293,804
Fees and commissions expenses		(3,097,280)	(2,590,166)	(1,860,683)
Total fees and commission income, net		3,983,598	3,780,360	3,433,121
Other operating income (Expense)				2,022,141
Dividends and net income on equity investments		210,185	235,854	328,344
Total operating income, net		21,089,711	20,632,429	15,147,265
Operating expenses				(8,242,695)
Impairment, depreciation and amortization		(1,124,859)	(980,575)	(920,558)
Total operating expenses		(12,942,185)	(10,887,643)	(9,163,253)
Profit (Loss) before income tax		8,147,526	9,744,786	5,984,012
Nequi
OPERATING SEGMENTS
Percentage of operations to be operated as a digital bank	100.00%
Operating Segments
Financial performance by operating segment
Total interest and valuation on financial instruments		37,046,159	26,796,947	16,135,317
Interest income on loans and financial leases		35,240,787	24,783,493	15,343,862
Total debt investments		1,657,459	1,787,088	777,612
Derivatives		(157,818)	171,381	33,637
Total liquidity operations		305,731	54,985	(19,794)
Interest expenses		(16,668,295)	(8,442,470)	(4,351,556)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		20,377,864	18,354,477	11,783,761
Total credit impairment charges, net		(7,461,586)	(3,791,697)	(2,413,226)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		12,916,278	14,562,780	9,370,535
Fees and commissions income		7,080,878	6,370,526	5,293,804
Fees and commissions expenses		(3,097,280)	(2,590,166)	(1,860,683)
Total fees and commission income, net		3,983,598	3,780,360	3,433,121
Other operating income (Expense)		3,979,650	2,053,435	2,023,144
Dividends and net income on equity investments		210,185	235,854	328,344
Total operating income, net		21,089,711	20,632,429	15,155,144
Operating expenses		(11,817,326)	(9,907,068)	(8,242,695)
Impairment, depreciation and amortization		(1,124,859)	(980,575)	(919,763)
Total operating expenses		(12,942,185)	(10,887,643)	(9,162,458)
Profit (Loss) before income tax		8,147,526	9,744,786	5,992,686
Operating Segments | Banking Colombia
Financial performance by operating segment
Total interest and valuation on financial instruments		29,230,060	20,727,335	11,498,013
Interest income on loans and financial leases		28,366,678	19,263,960	11,118,035
Total debt investments		937,090	1,361,299	399,517
Derivatives		(167,887)	108,255	17,263
Total liquidity operations		94,179	(6,179)	(36,802)
Interest expenses		(13,464,980)	(6,333,834)	(2,666,843)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		15,765,080	14,393,501	8,831,170
Total credit impairment charges, net		(6,480,377)	(2,971,599)	(2,122,515)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		9,284,703	11,421,902	6,708,655
(Expenses) Revenues from transactions with other operating segments of the Bank		(187,467)	(32,163)	18,458
Fees and commissions income		5,252,099	4,684,563	3,841,472
Fees and commissions expenses		(2,522,927)	(2,099,585)	(1,524,691)
Total fees and commission income, net		2,729,172	2,584,978	2,316,781
Other operating income (Expense)		1,575,845	(72,994)	653,968
Dividends and net income on equity investments		17,613	(8,058)	93,769
Total operating income, net		13,419,866	13,893,665	9,791,631
Operating expenses		(8,022,042)	(6,600,686)	(5,550,033)
Impairment, depreciation and amortization		(744,346)	(613,807)	(529,662)
Total operating expenses		(8,766,388)	(7,214,493)	(6,079,695)
Profit (Loss) before income tax		4,653,478	6,679,172	3,711,936
Operating Segments | Banking Panama
Financial performance by operating segment
Total interest and valuation on financial instruments		2,826,559	2,364,820	1,963,509
Interest income on loans and financial leases		2,415,234	2,154,151	1,791,476
Total debt investments		301,167	161,974	156,377
Derivatives		817	(1,026)	1,860
Total liquidity operations		109,341	49,721	13,796
Interest expenses		(1,238,112)	(910,937)	(796,396)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		1,588,447	1,453,883	1,167,113
Total credit impairment charges, net		(270,501)	(545,012)	(323,216)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		1,317,946	908,871	843,897
(Expenses) Revenues from transactions with other operating segments of the Bank		(34,105)	(25,022)	(10,089)
Fees and commissions income		532,930	446,583	351,603
Fees and commissions expenses		(258,897)	(210,004)	(151,906)
Total fees and commission income, net		274,033	236,579	199,697
Other operating income (Expense)		36,939	51,494	19,101
Dividends and net income on equity investments		13,498	9,655	4,387
Total operating income, net		1,608,311	1,181,577	1,056,993
Operating expenses		(909,843)	(797,091)	(700,226)
Impairment, depreciation and amortization		(107,716)	(110,293)	(104,493)
Total operating expenses		(1,017,559)	(907,384)	(804,719)
Profit (Loss) before income tax		590,752	274,193	252,274
Operating Segments | Banking El Salvador
Financial performance by operating segment
Total interest and valuation on financial instruments		1,773,140	1,527,860	1,193,824
Interest income on loans and financial leases		1,524,765	1,293,556	1,072,718
Total debt investments		236,350	170,423	105,035
Derivatives		11,187	63,494	15,345
Total liquidity operations		838	387	726
Interest expenses		(464,851)	(297,839)	(240,144)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		1,308,289	1,230,021	953,680
Total credit impairment charges, net		(154,938)	(102,710)	4,271
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		1,153,351	1,127,311	957,951
(Expenses) Revenues from transactions with other operating segments of the Bank		(17,844)	(7,371)	7
Fees and commissions income		479,568	444,177	359,724
Fees and commissions expenses		(188,972)	(170,563)	(116,600)
Total fees and commission income, net		290,596	273,614	243,124
Other operating income (Expense)		51,656	19,685	9,712
Dividends and net income on equity investments		10,982	5,340	2,760
Total operating income, net		1,488,741	1,418,579	1,213,554
Operating expenses		(668,105)	(639,748)	(549,782)
Impairment, depreciation and amortization		(131,921)	(106,601)	(81,201)
Total operating expenses		(800,026)	(746,349)	(630,983)
Profit (Loss) before income tax		688,715	672,230	582,571
Operating Segments | Banking Guatemala
Financial performance by operating segment
Total interest and valuation on financial instruments		1,795,543	1,537,801	1,178,615
Interest income on loans and financial leases		1,726,821	1,509,143	1,109,804
Total debt investments		60,534	27,089	67,772
Total liquidity operations		8,188	1,569	1,039
Interest expenses		(731,886)	(528,459)	(397,138)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		1,063,657	1,009,342	781,477
Total credit impairment charges, net		(499,368)	(168,834)	35,841
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		564,289	840,508	817,318
(Expenses) Revenues from transactions with other operating segments of the Bank		(76,054)	(45,526)	(26,324)
Fees and commissions income		223,200	218,554	159,908
Fees and commissions expenses		(89,405)	(91,424)	(50,144)
Total fees and commission income, net		133,795	127,130	109,764
Other operating income (Expense)		130,757	129,403	82,855
Dividends and net income on equity investments		1,827	828	658
Total operating income, net		754,614	1,052,343	984,271
Operating expenses		(620,928)	(577,497)	(464,199)
Impairment, depreciation and amortization		(55,243)	(54,999)	(102,991)
Total operating expenses		(676,171)	(632,496)	(567,190)
Profit (Loss) before income tax		78,443	419,847	417,081
Operating Segments | Trust
Financial performance by operating segment
Total interest and valuation on financial instruments		47	72	46
Interest income on loans and financial leases		47	72	46
Interest expenses		(179)	(150)	(167)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		(132)	(78)	(121)
Total credit impairment charges, net		(2,893)	(796)	(4,595)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		(3,025)	(874)	(4,716)
(Expenses) Revenues from transactions with other operating segments of the Bank		(16,518)	(12,658)	(26,584)
Fees and commissions income		361,965	318,869	347,878
Fees and commissions expenses		(4,244)	(3,668)	(3,881)
Total fees and commission income, net		357,721	315,201	343,997
Other operating income (Expense)		14,107	14,897	12,702
Dividends and net income on equity investments		33,275	2,164	28,201
Total operating income, net		385,560	318,730	353,600
Operating expenses		(177,626)	(153,377)	(129,923)
Impairment, depreciation and amortization		(2,218)	(1,630)	(1,548)
Total operating expenses		(179,844)	(155,007)	(131,471)
Profit (Loss) before income tax		205,716	163,723	222,129
Operating Segments | Investment Banking
Financial performance by operating segment
Total interest and valuation on financial instruments		6	4
Total debt investments		6	4
Interest expenses		(1)	(4)	(7)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		5		(7)
Total credit impairment charges, net		(380)	(924)	(55)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		(375)	(924)	(62)
(Expenses) Revenues from transactions with other operating segments of the Bank		13,949	3,404	3,576
Fees and commissions income		55,917	86,232	79,531
Fees and commissions expenses		(238)	(269)	(49)
Total fees and commission income, net		55,679	85,963	79,482
Other operating income (Expense)		(1,011)	671	879
Dividends and net income on equity investments		(98,512)	8,760	(232)
Total operating income, net		(30,270)	97,874	83,643
Operating expenses		(49,759)	(47,997)	(34,905)
Impairment, depreciation and amortization		(208)	(232)	(206)
Total operating expenses		(49,967)	(48,229)	(35,111)
Profit (Loss) before income tax		(80,237)	49,645	48,532
Operating Segments | Brokerage
Financial performance by operating segment
Total interest and valuation on financial instruments		45,875	12,996	12,277
Interest income on loans and financial leases		5,076	511	28
Total debt investments		36,538	20,024	12,540
Derivatives		(1,747)	658	(832)
Total liquidity operations		6,008	(8,197)	541
Interest expenses		(222)	(104)	(73)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		45,653	12,892	12,204
Total credit impairment charges, net		106	3,133	(116)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		45,759	16,025	12,088
(Expenses) Revenues from transactions with other operating segments of the Bank		68,617	53,229	59,995
Fees and commissions income		103,985	111,366	117,282
Fees and commissions expenses		(8,645)	(6,160)	(4,135)
Total fees and commission income, net		95,340	105,206	113,147
Other operating income (Expense)		4,737	13,575	(6,075)
Dividends and net income on equity investments		6,416	(4,314)	2,177
Total operating income, net		220,869	183,721	181,332
Operating expenses		(186,212)	(153,317)	(119,265)
Impairment, depreciation and amortization		(2,950)	(1,754)	(1,896)
Total operating expenses		(189,162)	(155,071)	(121,161)
Profit (Loss) before income tax		31,707	28,650	60,171
Operating Segments | International Banking
Financial performance by operating segment
Total interest and valuation on financial instruments		1,112,171	512,417	251,135
Interest income on loans and financial leases		940,091	446,028	215,529
Total debt investments		85,091	48,722	35,739
Derivatives		(188)		1
Total liquidity operations		87,177	17,667	(134)
Interest expenses		(596,039)	(271,280)	(198,012)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		516,132	241,137	53,123
Total credit impairment charges, net		4,164	25,029	14,995
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		520,296	266,166	68,118
(Expenses) Revenues from transactions with other operating segments of the Bank		415,508	212,049	81,997
Fees and commissions income		47,228	42,021	33,309
Fees and commissions expenses		(11,042)	(8,025)	(6,556)
Total fees and commission income, net		36,186	33,996	26,753
Other operating income (Expense)		16,794	9,954	11,109
Dividends and net income on equity investments		37	35	20
Total operating income, net		988,821	522,200	187,997
Operating expenses		(89,219)	(79,814)	(61,191)
Impairment, depreciation and amortization		(4,259)	(2,626)	(1,993)
Total operating expenses		(93,478)	(82,440)	(63,184)
Profit (Loss) before income tax		895,343	439,760	124,813
Operating Segments | All other segments
Financial performance by operating segment
Total interest and valuation on financial instruments		262,758	113,642	37,898
Interest income on loans and financial leases		262,075	116,072	36,226
Total debt investments		683	(2,447)	632
Total liquidity operations			17	1,040
Interest expenses		(172,025)	(99,863)	(52,776)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		90,733	13,779	(14,878)
Total credit impairment charges, net		(57,399)	(29,984)	(17,836)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		33,334	(16,205)	(32,714)
(Expenses) Revenues from transactions with other operating segments of the Bank		(166,086)	(145,942)	(101,036)
Fees and commissions income		23,986	18,161	3,097
Fees and commissions expenses		(12,910)	(468)	(2,721)
Total fees and commission income, net		11,076	17,693	376
Other operating income (Expense)		2,149,826	1,886,750	1,238,893
Dividends and net income on equity investments		225,049	221,444	196,604
Total operating income, net		2,253,199	1,963,740	1,302,123
Operating expenses		(1,093,592)	(857,541)	(633,171)
Impairment, depreciation and amortization		(75,998)	(88,633)	(95,773)
Total operating expenses		(1,169,590)	(946,174)	(728,944)
Profit (Loss) before income tax		$ 1,083,609	$ 1,017,566	573,179
Adjustments for consolidation
Financial performance by operating segment
Total interest and valuation on financial instruments				428
Interest income on loans and financial leases				428
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments				428
Total credit impairment charges, net				(7,304)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments				(6,876)
Other operating income (Expense)				(1,003)
Total operating income, net				(7,879)
Impairment, depreciation and amortization				(795)
Total operating expenses				(795)
Profit (Loss) before income tax				$ (8,674)